Document And Entity Information	Jan. 18, 2022
Document Information [Line Items]
Entity, Registrant Name	PLAYAGS, INC.
Document, Type	8-K
Document, Period End Date	Jan. 18, 2022
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-38357
Entity, Tax Identification Number	46-3698600
Entity, Address, Address Line One	6775 S. Edmund St., Suite #300
Entity, Address, City or Town	Las Vegas
Entity, Address, State or Province	NV
Entity, Address, Postal Zip Code	89118
City Area Code	702
Local Phone Number	722-6700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	AGS
Security Exchange Name	NYSE
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	true
Amendment Flag	false
Entity, Central Index Key	0001593548